Staff Retirement Plan	12 Months Ended
Dec. 31, 2013
Staff Retirement Plan
18	Staff retirement plan

As stipulated under the rules and regulations in the PRC, the Company’s subsidiaries in the PRC are required to contribute certain percentage of payroll costs of its employees to a state-managed retirement schemes operated by the local governments for its employees in the PRC. Other than these contributions, the Company has no further obligation for payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $8,786, $10,005 and $ 13,701 for the years ended December 31, 2011, 2012 and 2013, respectively. The cost of the Company’s contributions to the defined contribution plan outside the PRC amounted to $3,254, $3,795 and $4,034 for the years ended December 31, 2011, 2012 and 2013, respectively.